Share Capital Dec 2016 to March 2017 Placement (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 29, 2017	Mar. 16, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 24, 2017
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Period Increase (Decrease)			15,126,000	8,764,000	11,108,000
Subsequent Event [Member] | MF Ventures
Subsequent Event [Line Items]
Class of Warrant, Number of Securities Called by Warrants						4,545,454
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Period Increase (Decrease)	18,139,998
Shares Issued, Price Per Share	$ 0.30
Proceeds from Issuance of Common Stock		$ 5.4
Subsequent Event [Member] | Private Placement [Member] | MF Ventures
Subsequent Event [Line Items]
Class of Warrant, Number of Securities Called by Warrants	16,666,666
Stock Issued During Period, Shares, New Issues		8,333,333
Subsequent Event [Member] | Private Placement [Member] | Factor and Inwentash
Subsequent Event [Line Items]
Class of Warrant, Number of Securities Called by Warrants	10,650,000
Stock Issued During Period, Shares, New Issues		5,325,000
Subsequent Event [Member] | Private Placement [Member] | ThreeD Capital
Subsequent Event [Line Items]
Class of Warrant, Number of Securities Called by Warrants	1,400,000
Stock Issued During Period, Shares, New Issues		700,000
Subsequent Event [Member] | Private Placement [Member] | One-Year Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant, Number of Securities Called by Warrants	18,139,998
Class of Warrant, Exercise Price of Warrants	$ 0.40
Warrant Term		1 year
Subsequent Event [Member] | Private Placement [Member] | Five-Year Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant, Number of Securities Called by Warrants	18,139,998
Class of Warrant, Exercise Price of Warrants	$ 0.55
Warrant Term		5 years